Share Exchange (Details) (USD $)	1 Months Ended
	Nov. 19, 2012 Minority Shareholders of Grilled Cheese [Member]	Oct. 18, 2012 GCT [Member] Majority Shareholders of Grilled Cheese [Member]	Oct. 18, 2012 GCT [Member] Minority Shareholders of Grilled Cheese [Member]
Share Exchange [Line Items]
Shares issued in share exchange, shares		4,275,000	845,000
Shares issued in share exchange, value			$ 500,000
Shares sold by Michelle Grant to a third party pursuant to the Grant Registration Agreement	845,000